OTHER EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of other expenses, net
A breakdown of other expenses, net is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Other income	21,188	21,818	10,958
Other expenses	55,490	34,261	29,856
Total other expenses, net	34,302	12,443	18,898